Segment Information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Schedule of Presents Revenue by Geographic Location

The following table presents revenue by geographic location for the six months ended June 30, 2025 and 2024:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
PRC	$3,838,722	$4,654,089
Japan	5,978,750	4,199,390
Total revenues	$9,817,472	$8,853,479